Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	$ 716	$ 287	$ 305
Cost of revenues [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	499	195	201
Research and development [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	90	45	62
Selling and marketing [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	62	22	16
General and administrative [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	$ 65	$ 25	$ 26